INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the net loss (income) before tax on income

	Year ended December 31,
	2019	2020	2021
Domestic (Israel)	$8,898	$9,322	$27,089
Foreign	(580)	(598)	175
Total	$8,318	$8,724	$27,264

Schedule of income tax expense

	Year ended December 31,
	2019	2020	2021
Current:
Israel	$—	$—	$—
Foreign	146	158	7

Total current income tax expense	146	158	7

Deferred:
Domestic (Israel)	—	—	—
Foreign	—	—	—

Total deferred income tax expense	—	—	—
Income tax expense	$146	$158	$7

Schedule of significant components of the deferred tax assets

	December 31,
	2020	2021
Reserves and allowances	$22	$18
R&D expenses	482	399
Intangible assets	44	31
Stock-based compensation	134	33
Loss carryforward	1,551	3,322

Deferred tax assets before valuation allowance	2,233	3,803
Less - valuation allowance	(2,233)	(3,803)
Net deferred tax assets	$—	$—